Fees Summary	Aug. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,589.30
Previously Paid Amount	0.00
Total Fee Amount	2.98
Total Offset Amount	2.98
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A